Noncontrolling interests (Details narrative) - USD ($) $ in Millions		1 Months Ended
	Oct. 03, 2019	Dec. 19, 2024	Dec. 31, 2024
Noncontrolling interests
Interest percentage	40.00%	40.00%
Fund capital improvements	$ 15.0
Ownership amount	$ 5.0
Non-controlling interests		$ 18.3	$ 14.3